SHARE-BASED COMPENSATION (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Treasury shares acquired	18,653	45,942	0
Treasury shares acquired value	$ 0.2	$ 0.2
Unrecognized compensation expense	$ 18.6	$ 3.8
Weighted average remaining contractual terms	2 years 6 months 18 days	1 year 7 days
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares vested	43,234	34,484
Amended LTIP [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Ordinary shares reserved for issuance	11,500,000
Amended LTIP [Member] | Board of Directors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Time-based and vest ratably period	1 year
Amended LTIP [Member] | Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Time-based and vest ratably period	3 years